Intangible assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,576
Balance at end of period	1,287
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,139
Balance at end of period	941
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	408
Balance at end of period	327
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	29
Balance at end of period	19
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,993
Effects of foreign exchange	(158)
Balance at end of period	1,835
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,415
Effects of foreign exchange	(112)
Balance at end of period	1,303
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	532
Effects of foreign exchange	(42)
Balance at end of period	490
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	46
Effects of foreign exchange	(4)
Balance at end of period	42
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(417)
Amortization	172
Effects of foreign exchange	41
Balance at end of period	(548)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(276)
Amortization	112
Effects of foreign exchange	26
Balance at end of period	(362)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(124)
Amortization	51
Effects of foreign exchange	12
Balance at end of period	(163)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(17)
Amortization	9
Effects of foreign exchange	3
Balance at end of period	$ (23)